As filed with the Securities and Exchange Commission on February 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22462

SCS Hedged Opportunities (TE) Fund, LLC
(Exact name of registrant as specified in charter)

One Winthrop Square
Boston, Massachusetts  02110
(Address of principal executive offices) (Zip code)

Peter H. Mattoon
c/o SCS Capital Management, LLC
 One Winthrop Square
Boston, Massachusetts  02110
(Name and address of agent for service)

(617) 204-6400
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2011

Item 1. Schedule of Investments.

The Fund invests substantially all of its assets in the SCS Hedged Opportunities Fund, LDC (the “Offshore Fund”), a Cayman Islands limited duration company. The Offshore Fund in turn invests substantially all of its assets in the SCS Hedged Opportunities Master Fund, LLC (CIK 0001489018, Investment Company Act file number 811-22403, the “Master Fund”). The percentage of the Offshore Fund owned by the Fund at December 31, 2011 was 100%. As of December 31, 2011, the value of the Offshore Fund’s investment in the Master Fund totals $21,145,492, representing 99.55% of the Offshore Fund’s net assets (offset by approximately 0.45% of other assets in excess of liabilities), and representing 36.81% of the Master Fund’s net assets.  The Master Fund has included a schedule of investments as of December 31, 2011 in its filing on Form N-Q made with the Securities and Exchange Commission on February 29, 2012.

Income Taxes
The Fund’s tax year end is December 31.  The Fund is treated as a partnership for Federal income tax purposes.  Each member is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss.  Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP.  This guidance sets forth a minimum threshold for the financial statement recognition of tax positions takes based on the technical merits of such positions.  Management is not aware of any exposure to uncertain tax positions that could require accrual.  As of December 31, 2011, the Fund’s tax years since inception remain open and subject to examination by relevant taxing authorities.

Investments in the Master Fund
The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate indirect interest in the net assets of the Master Fund as of December 31, 2011. Valuation of Portfolio Funds and other investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements. The Fund records its pro rata share of the Master Fund’s income, expenses and realized and unrealized gains and losses. The performance of the Fund is directly affected by the performance of the Master Fund. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Fair Value of Financial Instruments
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Valuations based primarily on inputs that are unobservable and significant.  The Master Fund utilized the Portfolio Funds’ month-end NAV’s as-of the reporting date for fair value.  The Portfolio Funds require a redemption notice, and generally include a lock-up period, which results in significant unobservable inputs as-of the reporting date.

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011;

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in
	Active markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments
SCS Hedged Opportunities Master Fund, LLC	$-	$-	$21,145,492	$21,145,492
Total Investments	$-	$-	$21,145,492	$21,145,492

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of March 31, 2011	$6,195,241
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(952,881)
Net purchases (sales)	15,903,132
Transfers in and / or out of Level 3	-
Balance as of December 31, 2011	$21,145,492

During the period ended December 31, 2011, there were no transfers between Level 1 and Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  SCS Hedged Opportunities (TE) Fund, LLC

By (Signature and Title) /s/ Peter H. Mattoon
                                                 Peter H. Mattoon, Chief Executive Officer

Date   February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Peter H. Mattoon
                                                 Peter H. Mattoon, Chief Executive Officer

Date   February 27, 2012

By (Signature and Title) /s/ Joseph E. McCuine
                                                 Joseph E. McCuine, Chief Financial Officer

Date   February 27, 2012